Leases-Group as Lessee - Summary of Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Right-of-use assets	$ 27,746	$ 10,386
Depreciation expense of right-of-use-assets	$ 5,593	$ 2,810	$ 1,643